Net Loss Per Share Attributable to Common Shareholders - Schedule of Potentially Dilutive Securities Excluded from the Computation of Diluted Weighted Average Shares Outstanding (Details) - shares	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities excluded from computation of diluted weighted average shares outstanding	3,932,550	4,983,257	3,932,550	4,307,607	1,476,475	1,794,785
SAFE Agreements
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities excluded from computation of diluted weighted average shares outstanding		4,080,482		4,080,482		1,590,482
Options to purchase common stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities excluded from computation of diluted weighted average shares outstanding	3,932,550	902,775	3,932,550	227,125	1,476,475	204,303